Basis of Preparation - Additional Information (Detail) - GBP (£) £ in Millions			12 Months Ended
		Apr. 01, 2018	Mar. 31, 2018		Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Total equity	[2]		£ (22,347)	[1]	£ (18,926)	£ (21,325)	£ (19,277)
Remeasurements of the net pension obligation			1,684	[2]	(2,789)	755
Tax expense on pension re-measurement			263	[2]	£ (416)	£ 240
Increase (Decrease) Due to Corrections of Prior Period Errors [Member]
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Increase in retirement benefit obligation, after tax			393
Increase in retirement benefit obligation, gross			476
Total equity			393
Remeasurements of the net pension obligation			476
Tax expense on pension re-measurement			£ 83
Bottom of Range [Member] | Retained Earnings (Loss) [Member] | Financial Impact [Member]
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Cumulative increase in retained earnings		£ 1,100
Top of Range [Member] | Retained Earnings (Loss) [Member] | Financial Impact [Member]
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Cumulative increase in retained earnings		£ 1,500

[1]	Certain results have been restated to reflect the update to the calculation of our IAS19 accounting valuation of retirement benefit obligations. See Note1 to the condensed consolidated financial statements
[2]	Certain results have been restated to reflect the update to the calculation of our IAS19 accounting valuation of retirement benefit obligations. See Note1 to the condensed consolidated financial statements.